Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Recurring Fair Value Measurements
Other Current Assets. Assets related to our deferred compensation plan are included in other current assets. The fair value of these assets is determined using quoted market prices as they consist of exchange-traded securities.
Other Current Liabilities. Liabilities related to our deferred compensation plan are included in other current liabilities. The fair values of these liabilities are determined using quoted market prices as the plan consists of exchange-traded mutual funds.
Financial Assets (Liabilities). The following table provides fair value measurement information for the above-noted financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
	($ in millions)
As of December 31, 2018
Financial Assets (Liabilities):
Other current assets	$50	$—	$—	$50
Other current liabilities	(51)	—	—	(51)
Total	$(1)	$—	$—	$(1)

As of December 31, 2017
Financial Assets (Liabilities):
Other current assets	$57	$—	$—	$57
Other current liabilities	(60)	—	—	(60)
Total	$(3)	$—	$—	$(3)

See Note 4 for information regarding fair value measurement of our debt instruments. See Note 14 for information regarding fair value measurement of our derivatives.
Nonrecurring Fair Value Measurements
See Note 19 regarding nonrecurring fair value measurements.